Other Receivables - Schedule of Other Receivables (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Security deposit		$ 2,871
Value Added Tax receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
Other receivables	159,905	134,112
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Security deposit		2,871	2,908
Value Added Tax receivables		60,946	54,031
Deposit		56,251	61,747
Others		14,044
Other receivables	$ 128,773	$ 134,112	$ 118,686